Financial risk management (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair value Asset Position (Liability)
Open derivatives transactions	$ (79)	$ 20
Closed derivatives transactions awaiting financial settlement	6	10
Recognized in Statements of Financial Position	(73)	30
Other assets (note 16)	76	92
Other liabilities (note 16)	$ (149)	$ (62)